RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES

NOTE 20 - RELATED PARTY TRANSACTIONS AND BALANCES

The table below sets forth the major related parties and their relationships with the Company:

Name of related party:	Relationship with the Company
Mr. Chuanbo Jiang	CEO, director and significant shareholder of the Company
Ms. Huyun Gao	A significant shareholder of the Company

The following table presents amounts due from a related party as of June 30, 2026 and 2025.

	As of June 30,
	2026	2025
Amounts due from a related party
Mr. Chuanbo Jiang (i)	$-	$87,472
Total	$-	$87,472

(i)	The balance mainly represents due on demand advances made to a related party for the Company’s daily operational purposes.

The following table presents amounts due to related parties, current as of June 30, 2026 and 2025.

	As of June 30,
	2026	2025
Amounts due to related parties, current
Ms. Huyun Gao (i)	$74,498	$30,222
Mr. Chuanbo Jiang (i)	4,008	-
Total	$78,506	$30,222

(i)	The balance represented advances from a related party for the Company’s daily operations with no fixed term of repayment and interest.

The following table presents amounts due to a related party, non-current as of June 30, 2026 and 2025.

	As of June 30,
	2026	2025
Amounts due to a related party, non-current
Mr. Chuanbo Jiang (i)	$272,997	$-
Total	$272,997	$-

(i)	In April 2026, Mr. Chuanbo Jiang, the Company and several third parties entered into tripartite agreements, pursuant to which Mr. Chuanbo Jiang agreed to assume the Company’s indebtedness to third parties in the aggregate amount of $272,997. The accrued expenses and other current liabilities were converted into interest-free loans from Mr. Chuanbo Jiang to the Company, due on December 31, 2027.

STAK INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in U.S. dollars, except for number of shares and per share data)

NOTE 20 - RELATED PARTY TRANSACTIONS AND BALANCES (CONTINUED)

For the years ended June 30, 2026, 2025 and 2024, the Company had the following related party transactions.

	For the Years Ended June 30,
	2026	2025	2024
Shareholder contribution
Mr. Chuanbo Jiang	$-	$-	$38,500
Ms. Huyun Gao	-	-	7,500
Mr. Huailiang Xu	-	-	2,000
Mr. Haoyu Xiong	-	-	1,500
Mr. Cheukyin Tai	-	-	500
Total	$-	$-	$50,000